Note 10 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2017	2016	2015

Trade payable	$504,229	$768,066	$337,564
Payroll related liabilities (1)	112,913	628,378	104,788
Accrued liabilities	193,451	183,037	73,069
Lease commitment	-	44,863	-
	$810,593	$1,624,344	$515,421